CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 69,240	$ 30,836
Cash and escrow deposits - restricted	43,096	45,903
Accounts receivable, net	100,401	98,697
Deferred tax asset	13,377	11,776
Prepaid expenses and other current assets, net	82,924	93,663
Total current assets	309,038	280,875
Property, plant and equipment and leasehold intangibles, net	3,879,977	3,694,064
Cash and escrow deposits - restricted	62,767	52,980
Marketable securities - restricted	0	31,721
Investment in unconsolidated ventures	31,386	32,798
Goodwill	109,553	109,553
Other intangible assets, net	159,942	154,136
Other assets, net	113,315	109,934
Total assets	4,665,978	4,466,061
Current liabilities
Current portion of long-term debt	509,543	47,654
Trade accounts payable	43,184	54,134
Accrued expenses	200,895	183,634
Refundable entrance fees and deferred revenue	370,755	335,856
Tenant security deposits	6,521	7,720
Total current liabilities	1,130,898	628,998
Long-term debt, less current portion	2,089,826	2,350,971
Line of credit	80,000	65,000
Deferred entrance fee revenue	79,010	72,485
Deferred liabilities	150,788	161,185
Deferred tax liability	96,187	109,597
Other liabilities	42,283	42,526
Total liabilities	3,668,992	3,430,762
Stockholders' Equity
Preferred stock, $0.01 par value, 50,000,000 shares authorized at December 31, 2012 and 2011; no shares issued and outstanding	0	0
Common stock, $0.01 par value, 200,000,000 shares authorized at December 31, 2012 and 2011; 129,117,946 and 127,782,538 shares issued and 126,689,545 and 125,354,137 shares outstanding (including 3,951,950 and 4,221,598 unvested restricted shares), respectively	1,267	1,254
Additional paid-in-capital	1,997,946	1,970,820
Treasury stock, at cost; 2,428,401 shares at December 31, 2012 and 2011	(46,800)	(46,800)
Accumulated deficit	(955,427)	(888,960)
Accumulated other comprehensive loss	0	(1,015)
Total stockholders' equity	996,986	1,035,299
Total liabilities and stockholders' equity	$ 4,665,978	$ 4,466,061